Notes Payable - Related Party - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014	Dec. 31, 2014	Oct. 08, 2014	Nov. 30, 2014
Related Party Transaction [Line Items]
Notes payable - related party, discount			58,333
Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued	3,616,714	46,250
Class A Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share	32.00
Class A Warrant | IPO
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share	7.00			$ 7.00
Class B Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share					$ 0.20
Class B Warrant | IPO
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share	8.75
Notes Payable To Related Party
Related Party Transaction [Line Items]
Note agreement amount		500,000
Notes payable, interest rate		20.00%
Note maturity date description		The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015
Note extension fee amount		10,000
Notes, maturity date		Jul. 18, 2015
Prepaid interest		25,000
Number of preferred units issued as consideration		4,000,000
Value of preferred units issued as consideration		100,000
Preferred units issued as consideration, series D preferred shares		4,000,000
Preferred units issued as consideration, price per share		0.025
Notes payable - related party, discount			58,333
Notes Payable To Related Party | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio			200
Notes Payable To Related Party | Common Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares issued			20,000
Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued		20,000
Preferred units issued as consideration, warrants price per share		4.92
Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued		20,000
Preferred units issued as consideration, warrants price per share		0.20
Notes Payable To Related Party | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted			4,000,000